Debt - Schedule of Debt (Parenthetical) (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Jul. 02, 2016
10 1/2% Senior Notes, due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, face value		$ 625.0
Original issuance discount		$ 26.5
Debt instrument interest rate (as a percent)		10.50%
Debt instrument maturity year		Dec. 01, 2020
6 1/8% Senior Notes, due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, face value	$ 650.0
Original issuance discount	$ 1.8
Debt instrument interest rate (as a percent)	6.125%		6.125%
Debt instrument maturity year	Jul. 15, 2023
Term Loan, due 2022 [Member] | Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, face value	$ 646.8	$ 415.7
Original issuance discount	$ 3.1	$ 2.3
Debt instrument maturity year	Dec. 01, 2022	Dec. 01, 2022